Shareholder Report, Holdings (Details) - C000162386 [Member]	Mar. 31, 2026
Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.61%
Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.64%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%